Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Investment properties	$ 1,750,304	$ 2,178,340
Cordoba Shopping [Member]
Statement [Line Items]
Investment properties	19,494	18,755
Total cordoba shoping [Member]
Statement [Line Items]
Investment properties	$ 19,494	$ 18,755